Acqusitions (Tables)	6 Months Ended
Jun. 30, 2023
Acquisition [Abstract]
Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed for the combined entities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:
Amount
RMB

Total consideration	25,938

Assets acquired and liabilities assumed:
Cash acquired	1,028
Accounts receivable	100
Accounts receivable-related parties	12,073
Other current assets	123
Right of use assets	283
Property and equipment	1,573
Intangible assets	11,233
Advance from customer	(1,013)
Accrued expenses and other current liabilities	(13,705)
Lease liabilities	(239)
Deferred tax liability	(2,808)
Total net assets acquired	8,648
Goodwill	17,290
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed for the combined entities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:
Amount
RMB

Total consideration	17,304

Assets acquired and liabilities assumed:
Cash acquired	71
Other current assets	938
Accounts payables	(950)
Accrued expenses and other current liabilities	(72)
Total net assets acquired	(13)
Goodwill	17,317

Schedule of Pro Forma of Group Business Combination	The following unaudited pro forma summary presents consolidated information of the Group as of the business combination had occurred on January 1, 2022.
	Unaudited Pro Forma
	For the six months ended June 30,
	2022	2023
	RMB	RMB
Revenue	10,149	4,936

Net losses	51,322	(71,405)

Schedule of Fair Value of Identifiable Assets	The following table summarizes the fair value of the identifiable assets:
Amount
RMB
Property and equipment- furniture, fixtures and equipment	160
Property and equipment- motor vehicles	434
Intangible assets- software*	30,139
Total consideration	30,733
*	Intangible assets refer to intellectual property relating to ez100, 2Supply and 100WAY systems.